Pensions and Other Post-Retirement Benefits - Total Accumulated Benefit Obligation and Minimum Liability Changes for Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligation	$ 1,618	$ 1,392	$ 1,318
Projected benefit obligation	1,550	849
Accumulated benefit obligation	1,498	802
Fair value of plan assets	1,302	635
Projected benefit obligation	1,647	849
Accumulated benefit obligation	1,582	802
Fair value of plan assets	1,394	635
The Netherlands [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	727	48
Accumulated benefit obligation	724	46
Fair value of plan assets	707	45
Projected benefit obligation	727	48
Accumulated benefit obligation	724	46
Fair value of plan assets	707	45
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	295	284
Accumulated benefit obligation	295	284
Fair value of plan assets	248	221
Projected benefit obligation	295	284
Accumulated benefit obligation	295	284
Fair value of plan assets	248	221
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	528	517
Accumulated benefit obligation	479	472
Fair value of plan assets	347	369
Projected benefit obligation	625	517
Accumulated benefit obligation	563	472
Fair value of plan assets	$ 439	$ 369